SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Unearned Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Unearned revenue recognized	$ 386,900
Deferred revenue reorganization period	12 months
Unearned revenue	$ 4,413,100	$ 0
Percentage of unearned revenue	100.00%	0.00%
Percentage of accounts receivable	0.00%	45.00%